Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Furniture, fixtures, and office equipment	3,726,179	3,823,498	487,566
Leasehold improvement	7,758,478	7,859,803	1,002,270
	11,484,657	11,683,301	1,489,836
Less: accumulated depreciation	(3,846,824)	(4,795,941)	(611,571)
Exchange difference	(200,602)	(186,761)	(23,802)
Property and equipment, net	7,437,231	6,700,699	854,463